SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Total	$ 1,273,741	$ 2,001,940
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Total	$ 1,273,741	$ 2,001,940